Contingent Liabilities and Commitments - Summary of Details Payment Guarantees (Details) ₩ in Millions, Rp in Billions		12 Months Ended
	Apr. 07, 2023 shares	Dec. 31, 2024 KRW (₩) Lawsuit Cases	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 KRW (₩)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		₩ 17,701,890		₩ 14,944,382
Contingent Liability For Commitments		217,919,088		210,553,224
Provision For Litigation		₩ 156,214
Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number | Lawsuit		12
Loss Contingency Damages Sought Value		₩ 42,857
Acceptances and guarantees for KB purchasing loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		152,129		148,786
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		900,237		945,027
Confirmed acceptances and guarantees in Korean won
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,052,366		1,093,813
Acceptances of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		331,423		277,370
Letter of guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		45,274		47,665
Bid bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		12,782		12,549
Performance bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,927,572		1,111,589
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		4,644,429		3,561,227
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		4,594,667		3,572,149
Confirmed acceptances and guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		11,556,147		8,582,549
Acceptances and guarantees for issuance of debenture
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		20,790		94,027
Overseas debt guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		588,019		470,579
International financing guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		842,838		616,554
Financial guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,451,647		1,181,160
Confirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		14,060,160		10,857,522
Guarantees of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		2,268,081		2,785,484
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		1,373,649		1,301,376
Unconfirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		3,641,730		4,086,860
Corporate loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		57,510,280		55,688,438
Retail loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		59,100,288		56,142,850
Credit line on credit cards
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		87,204,864		83,325,862
Purchase of other securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		8,880,563		8,749,029
Commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		212,695,995		203,906,179
Credit line
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		4,747,946		5,901,644
Purchase of securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		475,147		745,401
Financial Guarantees
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments		5,223,093		₩ 6,647,045
Law Suits As Plaintiff In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets		₩ 1,848,019
Loss Contingency Pending Claims Number		94
Law Suits As Defendant In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		₩ 1,305,713
STIC Eugene Star Holdings Inc.
Disclosure of contingent liabilities [line items]
Number of shares issued under the call option | shares	31,900,000,000
Value of shares issued under the call option | Rp			Rp 3,190
KB Real Estate Trust Co., Ltd
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number | Cases		31
Credit facilities		₩ 3,485,500
Credit line facility current utilization amount		2,049,200
Maximum capacity of credit line facility		2,696,500
KB Real Estate Trust Co., Ltd | Failure To Fulfill Construction Contingent Liability In Two Lawsuit
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		25,892
KB Real Estate Trust Co., Ltd | Failure To Fulfill Construction Contingent Liability In Three Additional Lawsuit
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value		₩ 53,600
Kookmin Bank | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number | Cases		8
Loss Contingency Damages Sought Value		₩ 39,144
KB Securities Co., Ltd. | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number | Cases		1
Loss Contingency Damages Sought Value		₩ 2,646
KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.) | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number | Cases		1
Loss Contingency Damages Sought Value		₩ 61
KB Capital Co.,Ltd. | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number | Cases		1
Loss Contingency Damages Sought Value		₩ 388
KB Data System Co., Ltd. | Wage Peak System Contingent Liability
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number | Cases		1
Loss Contingency Damages Sought Value		₩ 618